Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Going Concern [Abstract]
Net loss	$ (9,061)	$ (1,989)	$ (2,824)
Net cash used in operating activities	(5,258)	1,557	$ 3,808
Cash and cash equivalents	350	$ 14,900
Working capital	$ 7,600